Commitments and Contingencies - Legal Proceedings (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2015	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2015
Loss Contingencies [Line Items]
Loss Contingency, Accrual				$ 1.7
Product loss contingency				0.1
Product Warranty Expense	$ 0.4
Office of the Massachusetts Attorney General [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount			$ 1.5
Massachusetts Department of Revenue [Member] [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount		$ 0.8
Loss Contingency Accrual, Period Increase (Decrease)		$ 2.9
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Loss Contingencies [Line Items]
Loss Contingency, Accrual				1.0
Accrued Liabilities [Member]
Loss Contingencies [Line Items]
Loss Contingency, Accrual				$ 0.7